Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Accrued Expenses
NOTE 7.	ACCRUED EXPENSES

Accrued expenses consist of the following:

(Amounts in 000’s)	March 31, 2021	December 31, 2020
Accrued employee benefits and payroll-related	$449	$218
Real estate and other taxes (1)	1,022	491
Self-insured reserve (2)	183	183
Accrued interest	334	424
Unearned rental revenue	42	41
Other accrued expenses	1,148	868
Total accrued expenses	$3,178	$2,225

(1)	Includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition.

(2)

The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third party administrator and outside counsel to manage and defend the claims (see Note 12 - Commitments and Contingencies).

NOTE 7. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31,
Amounts in (000's)	2020	2019
Accrued employee benefits and payroll related	$218	$239
Real estate and other taxes	491	883
Self-insured reserve (1)	183	453
Accrued interest	424	208
Unearned rental revenue	41	46
Other accrued expenses	868	784
Total	$2,225	$2,613

(1)

The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third party administrator and outside counsel to manage and defend the claims (see Note 14 - Commitments and Contingencies).